Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Principles of Consolidation
(a)	Principles of consolidation

These consolidated financial statements include the accounts of the Company and those entities in which the Company has a controlling financial interest either through voting rights or means other than voting rights. For these entities, the Company records 100% of the revenues, expenses, cash flows, assets and liabilities in the consolidated financial statements. For entities that the Company controls but holds less than a 100% ownership interest, a noncontrolling interest is recorded in the consolidated statement of operations and balance sheet to reflect the noncontrolling interest’s share of the net income (loss) and net assets of the entity, respectively.

The Company has assessed all entities, including those entities that hold economic interests in projects that are in the exploration or development stage, in which the Company holds an economic interest to determine if they are variable interest entities (“VIEs”). If they are determined to be VIEs, the Company assesses on an ongoing basis who the primary beneficiary is based on who has the power to direct matters that most significantly impact the VIE’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. Matters that may have a significant impact on the VIE’s economic performance include, but are not limited to, approval of budgets and programs, financing decisions, construction decisions and delegation of certain responsibilities to the operator of the project. For VIEs where the Company is the primary beneficiary, the Company consolidates the entity and records a noncontrolling interest, measured initially at its estimated fair value, for the interest held by other equity owners. For VIEs where the Company has shared power with unrelated parties over the aforementioned matters that most significantly impact the VIE’s economic performance, the Company uses the equity method of accounting to report their results.

The following table illustrates the Company’s policy used to account for its interests in significant entities where the Company holds less than a 100% economic interest. The Company consolidates all entities where it holds a 100% economic interest.

	Economic interest at
	December 31, 2013	Method
SouthGobi Resources Ltd. (i)	56.0%	Consolidation
Oyu Tolgoi LLC (ii)	66.0%	Consolidation

(i)	The Company holds a 56.0% interest in SouthGobi Resources Ltd. (“SouthGobi”), which owns the Ovoot Tolgoi coal mine in southern Mongolia and is conducting ongoing exploration and development programs at several other Mongolian coal prospects.

(ii)	Wholly-owned subsidiaries of the Company together hold a 66.0% interest in Oyu Tolgoi LLC (“Oyu Tolgoi”), a VIE whose principal asset is the Oyu Tolgoi copper-gold mine located in southern Mongolia.

The Company has determined that no individual party has both: (a) the unilateral power to direct the activities that most significantly impact Oyu Tolgoi’s economic performance and (b) the obligation to absorb losses or the right to receive benefits that could potentially be significant to Oyu Tolgoi. The Company consolidates its 66.0% interest in Oyu Tolgoi as it is a member of a related party group with such attributes and is the entity within the group that is most closely associated with Oyu Tolgoi. The determination of which party within the related party group is most closely associated with Oyu Tolgoi requires judgment and is based on the existence of principal-agency relationships within the group, relationship and significance of the activities of the VIE to the parties within the group, exposure to the variability associated with the anticipated economic performance of the VIE and design of the VIE.

The Company has historically funded 100% of the Oyu Tolgoi copper-gold mine’s exploration and development costs via equity and debt investments in Oyu Tolgoi. At December 31, 2013, the consolidated carrying amounts (100%) of Oyu Tolgoi’s assets and liabilities were $7.9 billion and $0.6 billion, respectively. The maximum exposure to loss related to this VIE is $9.3 billion, calculated as the aggregate of the carrying amount of the Company’s common share interest, shareholder loan interests and certain obligations of Oyu Tolgoi guaranteed by the Company.

Measurement Uncertainties
(b)	Measurement uncertainties

Generally accepted accounting principles require management to make assumptions and estimates that affect the reported amounts and other disclosures in these consolidated financial statements. Actual results may differ from those estimates.

Significant estimates used in the preparation of these consolidated financial statements include, among other things, the recoverability of investments, the proven and probable ore reserves, the estimated recoverable tonnes of ore from each mine area, the estimated net realizable value of inventories, the provision for income taxes and the measurement and valuation of deferred income tax assets and deferred income tax liabilities, the expected economic lives of and the recoverability of property, plant and equipment, depreciation and depletion, estimated fair value of derivatives, estimated fair value of warrants, estimated fair values of financial assets and liabilities falling within levels 2 or 3 of the Financial Accounting Standards Board Accounting Standards Codification (“ASC”) guidance for fair value measurements, and the anticipated costs and timing of asset retirement obligations.

Foreign Currencies
(c)	Foreign currencies

The Company has determined the U.S. dollar to be its functional currency as it is the currency of the primary economic environment in which the Company and its significant subsidiaries operate. Accordingly, monetary assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect at the balance sheet date and non-monetary assets and liabilities are translated at the exchange rates in effect at the time of acquisition or issue. Revenues and expenses are translated at rates approximating the exchange rates in effect at the time of the transactions. All exchange gains and losses are included in operations.

For foreign subsidiaries whose functional currency is the local currency, assets and liabilities are translated into U.S. dollars at the exchange rate in effect at the balance sheet date, while revenues and expenses are translated at average rates in effect for the period. The related translation gains and losses are included in accumulated other comprehensive income (loss).

Revenue Recognition
(d)	Revenue recognition

Sales revenue comprises sales to third parties at invoiced amounts. Amounts billed to customers in respect of shipping and handling are classified as sales revenue where Turquoise Hill is responsible for carriage, insurance and freight. All shipping and handling costs incurred by Turquoise Hill are recognized as cost of sales.

Sales revenue is presented net of royalties.

Revenues from the sale of significant by-products, such as gold, are included in sales revenue. Sundry revenue incidental to the main revenue generating activities of the operations and which is a consequence of producing and selling the main products is treated as a credit to cost of sales.

Sales revenue is only recognized on individual sales when all of the following criteria are met:

•	persuasive evidence of an arrangement exists;
•	delivery has occurred;
•	the price is fixed or determinable; and
•	collectability is reasonably assured.

Delivery generally occurs when the product is loaded onto a truck, train or vessel.

Turquoise Hill recognizes deferred revenue in the event it receives payment from a customer before a sales transaction meets all of the criteria for revenue recognition. Revenue is then recognized when all of the criteria for revenue recognition have been met.

The majority of Turquoise Hill’s products are sold to customers under contracts, which vary in tenure and pricing mechanisms.

Sales revenue is commonly subject to adjustment based on the final determination of contained metal. In such cases, sales revenue is initially recognized on a provisional basis using Turquoise Hill’s best estimate of contained metal and subsequently adjusted.

Certain products are “provisionally priced,” whereby the selling price is subject to final adjustment at the end of a period normally ranging from 30 to 180 days after delivery to the customer. The final price is based on the market price at the relevant quotation point stipulated in the contract, which gives rise to an embedded derivative that is required to be bifurcated from the host contract. The host contract is the receivable from the sale of product based on relevant forward market prices at the time of sale. At each reporting date, the embedded derivative is marked-to-market based on the forward selling price for the quotational period stipulated in the contract. For this purpose, the selling price can be measured reliably for those products, such as copper, for which there exists an active and freely traded commodity market, such as the London Metals Exchange, and the value of product sold by Turquoise Hill is directly linked to the form in which it is traded on that market. The marking-to-market of the embedded derivative is classified as a component of sales revenue.

Cash and Cash Equivalents
(e)	Cash and cash equivalents
Cash and cash equivalents include short-term money market instruments with terms to maturity, at the date of acquisition, not exceeding 90 days.
Short-term Investments
(f)	Short-term investments

Short-term investments include money market instruments with terms to maturity, at the date of acquisition, exceeding 90 days and with remaining terms at December 31, 2013 of less than one year.

Accounts receivable
(g)	Accounts receivable

Trade receivables and other receivable balances are reported at outstanding principal amounts, net of an allowance for doubtful accounts, if deemed necessary. Turquoise Hill evaluates the collectability of receivable account balances to determine the allowance, if any. Turquoise Hill considers the other party’s credit risk and financial condition, as well as current and projected economic and market conditions, in determining the amount of the allowance. Receivable balances are written off when Turquoise Hill determines that the balance is uncollectible.

Inventories
(h)	Inventories

Concentrate inventory is valued at the lower of weighted average cost and net realizable value. Cost is comprised of production and processing costs, which includes direct and indirect labour, operating materials and supplies, transportation costs and an applicable portion of operating overhead, including depreciation and depletion. Net realizable value is the expected average selling price of the concentrate inventory less applicable selling and transportation costs.

Stockpiles are valued at the lower of weighted average production cost and net realizable value. Production cost includes direct and indirect labour, operating materials and supplies, transportation costs, and an applicable portion of operating overhead, including depreciation and depletion. Net realizable value is the expected average selling price of the finished product less the costs to get the product into saleable form and to the selling location.

Mine stores and supplies are valued at the lower of the weighted average cost, less allowances for obsolescence, and replacement cost.

Long-term Investments
(i)	Long-term investments

Long-term investments in companies in which Turquoise Hill has voting interests between 20% and 50%, or where Turquoise Hill has the ability to exercise significant influence, are accounted for using the equity method. Under this method, Turquoise Hill’s share of the investees’ earnings and losses is included in operations and its investments therein are adjusted by a like amount. Dividends received are credited to the investment accounts.

Long-term investments in equity securities that have readily determinable fair values and are not subject to significant influence are classified as either “available-for-sale” or “held-for-trading”. Available-for-sale investments are measured at fair value with unrealized gains and losses recognized in accumulated other comprehensive income (loss), unless the declines in market value are judged to be other than temporary, in which case the losses are recognized in income for the period. Held-for-trading investments are measured at fair value with changes in those fair values recognized in income for the period.

The cost method is used to account for long-term investments in equity securities that are not accounted for using the equity method or classified as either “available-for-sale” or “held-for-trading”.

Exploration and Development
(j)	Exploration and evaluation

All direct costs related to the acquisition of mineral property interests are capitalized in the period incurred.

Exploration and evaluation costs are charged to operations in the period incurred until such time as it has been determined that a mineral property has economically recoverable reserves, in which case subsequent exploration and evaluation costs and the costs incurred to develop a mineral property are capitalized. Exploration and evaluation costs include value-added taxes incurred in foreign jurisdictions when recoverability of those taxes is uncertain.

Property, Plant and Equipment
(k)	Property, plant and equipment

Property, plant and equipment are carried at cost (including preproduction costs, capitalized interest, other capitalized financing costs and all direct administrative support costs incurred during the construction period, net of cost recoveries and incidental revenues), less accumulated depletion and depreciation including write-downs. Following the construction period, interest, other financing costs and administrative costs are expensed as incurred.

Capital works in progress are not categorized as mineral property interests, mining plant and equipment or other capital assets until the capital asset is in the condition and location necessary for its intended use.

Mining plant and equipment and other capital assets are depreciated over their expected economic lives using either the units-of-production method or the straight-line method (over one to twenty years).

Depletion of each mineral property interest is provided on the units-of-production basis, using estimated proven and probable reserves as the depletion basis.

Turquoise Hill reviews the carrying values of its property, plant and equipment whenever events or changes in circumstances indicate that their carrying values may not be recoverable. An impairment is considered to exist if total estimated future cash flows, or probability-weighted cash flows on an undiscounted basis, are less than the carrying value of the assets. An impairment loss is measured and recorded based on discounted estimated future cash flows associated with proven and probable reserves and value beyond proven and probable reserves. In estimating future cash flows, assets are grouped at the lowest level for which there is identifiable future cash flows that are largely independent of cash flows from other asset groups. Generally, in estimating future cash flows, all assets are grouped at a particular mine for which there is identifiable cash flows.

Stripping Costs
(l)	Stripping costs

Stripping costs incurred during the production phase of an open-pit mine are variable production costs that are included in the costs of inventory produced during the period that the stripping costs are incurred. The production phase of a mine commences when saleable minerals are produced from an ore body, regardless of the level of production. However, the production phase does not commence with the removal of de minimis saleable mineral material that occurs in conjunction with the removal of overburden or waste material for the purpose of obtaining access to an ore body.

Asset Retirement Obligations
(m)	Asset retirement obligations

Turquoise Hill recognizes liabilities for statutory, contractual or legal obligations associated with the retirement of property, plant and equipment, when those obligations result from the acquisition, construction, development or normal operation of the assets. Initially, a liability for an asset retirement obligation is recognized at its fair value in the period in which it is incurred. Upon initial recognition of the liability, the corresponding asset retirement cost is added to the carrying amount of that asset and the cost is amortized as an expense over the economic life of the related asset. Following the initial recognition of the asset retirement obligation, the carrying amount of the liability is increased for the passage of time and adjusted for changes to the amount or timing of the underlying cash flows needed to settle the obligation and changes in estimate are added to or deducted from the asset.

Stock-based Compensation
(n)	Stock-based compensation

The Company has an Employees’ and Directors’ Equity Incentive Plan, a Performance Share Unit (“PSU”) Plan and a Director Deferred Share Unit (“DDSU”) Plan which are disclosed in Note 14.

The fair value of stock options at the date of grant is amortized to operations, with an offsetting credit to additional paid-in capital, on a straight-line basis over the vesting period. If and when the stock options are ultimately exercised, the applicable amounts of additional paid-in capital are transferred to share capital.

The PSU’s and DDSU’s are accounted for at fair value upon issuance and remeasured each reporting period, which is based on the fair market value of a common share of the Company, and recognized as an expense on a straight-line basis over the vesting period.

Deferred Income Taxes
(o)	Deferred income taxes

The provision for deferred income taxes is based on the liability method. Deferred taxes arise from the recognition of the tax consequences of temporary differences by applying enacted statutory tax rates applicable to future years to differences between the financial statement’s carrying amounts and the tax bases of certain assets and liabilities. The Company records a valuation allowance against any portion of those deferred income tax assets that management believes will, more likely than not, fail to be realized.

Loss Per Share
(p)	Loss per share

The basic loss per share is computed by dividing the net loss attributable to common stock by the weighted average number of common shares outstanding during the year. All stock options and share purchase warrants outstanding at each period end have been excluded from the weighted average share calculation. The effects of potentially dilutive stock options and share purchase warrants were antidilutive in the years ended December 31, 2013 and 2012.

The potentially dilutive shares excluded from the loss per share calculation due to antidilution are as follows:

	December 31,
	2013	2012
Options	5,909,332	16,176,212
Share purchase warrants	74,247,460	74,247,460

Total potentially dilutive shares	80,156,792	90,423,672

In January 2014, the Company completed a rights offering which was open to all shareholders on a dilution free, equal participation basis at a subscription price less than the fair value of a common share of the Company (Note 14 (d)). In accordance with the ASC guidance for earnings per share, basic and diluted loss per share for all periods presented have been adjusted retroactively for a bonus element contained in the rights offering. Specifically, the weighted average number of common shares outstanding used to compute basic and diluted loss per share for the years ended December 31, 2013 and 2012 have been multiplied by a factor of 1.29.

Segmented Reporting
(q)	Segmented reporting

The Company has four segments: Oyu Tolgoi with its copper-gold mine in southern Mongolia; SouthGobi with its coal operations and exploration activities in Mongolia; other exploration with its projects primarily in Mongolia and Indonesia; and the Company’s corporate division.

Comparative Figures
(r)	Comparative figures

Certain of the comparative figures have been reclassified to conform with the presentation as at and for the year ended December 31, 2013. In particular, $15.2 million has been reclassified from cost of sales to write-down of carrying value of property, plant and equipment.

Accounting Changes
(s)	Accounting changes
•

In February 2013, ASC guidance was updated to improve the reporting of reclassifications out of accumulated other comprehensive income. The updated guidance requires either in a single note or parenthetically on the face of the financial statements: (i) the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and (ii) the income statement line items affected by the reclassification. The updated guidance was effective for the Company’s fiscal year beginning January 1, 2013.

Recent Accounting Pronouncements
(t)	Recent accounting pronouncements
•

In March 2013, ASC guidance was issued to clarify foreign currency matters as they relate to the treatment of cumulative translation adjustments when a parent sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a business within a foreign entity. The updated guidance also resolves the diversity in practice for the treatment of business combinations achieved in stages in a foreign entity. The updated guidance is effective for the Company’s fiscal year beginning January 1, 2014.

•

In July 2013, ASC guidance was updated to clarify the presentation of unrecognized tax benefits when a net operating loss carryforward exists. The updated guidance provides that an unrecognized tax benefit should generally be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward or similar tax losses or tax credit carryforwards. The updated guidance becomes effective for the Company beginning January 1, 2015.

   The Company has not assessed the impact, if any, of the standards that become effective January 1, 2014 or later.